UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  26 Main Street
          Chatham, New Jersey 07928


13F File Number:  028-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:   4,857,797
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-13560                         Pennant Master Fund, L.P.

2.       028-13561                         Pennant Windward Master Fund, L.P.

3.       028-13288                         Broadway Gate Master Fund, Ltd.

4.       028-10746                         Pennant General Partner, LLC



                                                     FORM 13F INFORMATION TABLE
                                                 Pennant Capital Management, LLC
                                                            June 30, 2011




COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR     SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT     PRN CALL  DISCRETION  MNGRS    SOLE   SHARED  NONE
--------------                 ---------------  ------     ---------  --------    --- ----- ----------- ------   -----  ------- ----
ABERCROMBIE & FITCH CO         CL A             002896207  199,274     2,977,800  SH        DEFINED     1,2,4     2,977,800
ADOBE SYS INC                  COM              00724F101  177,298     5,637,454  SH        DEFINED     1,2,3,4   5,637,454
AEROFLEX HLDG CORP             COM              007767106   13,815       761,171  SH        DEFINED     1,4         761,171
AMGEN INC                      NOTE 3/0         031162100   20,131       345,000  SH        DEFINED     1,2,4       345,000
APPLE INC                      COM              037833100  106,407       317,000  SH        DEFINED     1,2,4       317,000
ASML HOLDING N V               NY REG SHS       N07059186  191,523     5,198,647  SH        DEFINED     1,2,3,4   5,198,647
AVIAT NETWORKS INC             COM              05366Y102    2,268       575,687  SH        DEFINED     1,4         575,687
BABCOCK & WILCOX CO NEW        COM              05615F102   28,711     1,036,139  SH        DEFINED     1,2,4     1,036,139
BROADCOM CORP                  CL A             111320107   12,110       360,000  SH        DEFINED     1,2,4       360,000
CF INDS HLDGS INC              COM              125269100   88,456       624,382  SH        DEFINED     1,2,4       624,382
CITIGROUP INC                  COM              172967101  103,517     2,486,000  SH        DEFINED     1,2,3,4   2,486,000
COCA COLA ENTERPRISES INC NE   COM              19122T109  140,275     4,807,239  SH        DEFINED     1,2,3,4   4,807,239
DAVITA INC                     COM              23918K108  271,179     3,131,038  SH        DEFINED     1,2,3,4   3,131,038
DOLLAR GEN CORP NEW            COM              256677105  113,975     3,363,100  SH        DEFINED     ,2,3,4    3,363,100
EXPEDIA INC DEL                COM              30212P105  160,784     5,546,200  SH        DEFINED     1,2,3,4   5,546,200
FIDELITY NATL INFORMATION SV   COM              31620M106  226,009     7,340,348  SH        DEFINED     1,2,3,4   7,340,348
FLUOR CORP NEW                 COM              343412102   19,398       300,000  SH        DEFINED     1,2,4       300,000
FOSTER WHEELER AG              COM              H27178104   13,975       460,000  SH        DEFINED     1,2,4       460,000
GENERAL MTRS CO                COM              37045V100  147,492     4,858,100  SH        DEFINED     1,2,4     4,858,100
HOLOGIC INC                    COM              436440101   77,154     3,825,174  SH        DEFINED     1,2,4     3,825,174
KRONOS WORLDWIDE INC           COM              50105F105    7,737       246,000  SH        DEFINED     1,4         246,000
MIDDLEBY CORP                  COM              596278101   40,531       431,000  SH        DEFINED     ,3,4        431,000
NVR INC                        COM              62944T105  128,052       176,506  SH        DEFINED     1,2,3,4     176,506
OLD REP INTL CORP              NOTE 8.000% 5/1  680223104   58,877     5,010,776  SH        DEFINED     1,2,4     5,010,776
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101   28,993       945,000  SH        DEFINED     1,2,4       945,000
PFIZER INC                     COM              717081103  102,657     4,983,329  SH        DEFINED     1,2,4     4,983,329
PHH CORP                       COM NEW          693320202  113,078     5,510,629  SH        DEFINED     1,2,3,4   5,510,629
PHH CORP                       Note 4.000% 4/1  693320AH6   26,390    23,900,000  SH        DEFINED     1,2,4    23,900,000
QUALCOMM INC                   COM              747525103  252,392     4,444,295  SH        DEFINED     1,2,3,4   4,444,295
QUEST DIAGNOSTICS INC          COM              74834L100   29,550       500,000  SH        DEFINED     1,2,4       500,000
RANGE RES CORP                 COM              75281A109   97,680     1,760,000  SH        DEFINED     1,2,4     1,760,000
ROCKWELL COLLINS INC           COM              774341101  143,058     2,318,978  SH        DEFINED     1,2,4     2,318,978
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106  264,468     7,024,393  SH        DEFINED     1,2,3,4   7,024,393
SYMETRA FINL CORP              COM              87151Q106   10,370       772,135  SH        DEFINED     1,4         772,135
TEREX CORP NEW                 COM              880779103  136,995     4,815,300  SH        DEFINED     1,2,3,4   4,815,300
TRANSDIGM GROUP INC            COM              893641100  290,889     3,189,922  SH        DEFINED     1,2,3,4   3,189,922
UNION PAC CORP                 COM              907818108  141,069     1,351,234  SH        DEFINED     1,2,3,4   1,351,234
UNITEDHEALTH GROUP INC         COM              91324P102  167,708     3,251,419  SH        DEFINED     1,2,3,4   3,251,419
UNIVERSAL STAINLESS & ALLOY    COM              913837100   25,176       538,400  SH        DEFINED     1,3,4       538,400
VALERO ENERGY CORP NEW         COM              91913Y100   25,570     1,000,000  SH        DEFINED     1,2,4     1,000,000
WALTER ENERGY INC              COM              93317Q105  120,519     1,040,752  SH        DEFINED     1,2,3,4   1,040,752
WELLPOINT INC                  COM              94973V107  226,934     2,880,976  SH        DEFINED     1,2,3,4   2,880,976
WELLS FARGO & CO NEW           COM              949746101  107,470     3,830,000  SH        DEFINED     1,2,3,4   3,830,000
WESCO INTL INC                 COM              95082P105   90,168     1,667,000  SH        DEFINED     1,2,3,4   1,667,000
WILLIS GROUP HOLDINGS PUBLIC   COM              G96666105  107,714     2,620,130  SH        DEFINED     1,2,3,4   2,620,130



SK 03461 0009 1216789